CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liabilities			$ (3,491,000)	$ (19,000)
Interest earned on marketable securities held in Trust Account	$ (36,000)	$ (25,000)	(71,000)	(26,000)	$ (180,000)
Changes in operating assets and liabilities:
Prepaid expenses			(266,000)	(1,471,000)	(2,592,000)	$ (1,840,000)
Accounts payable and accrued expenses			2,064,000	(1,116,000)	5,246,000	3,175,000
Net cash used in operating activities			(19,739,000)	(18,686,000)	(32,313,000)	(22,697,000)
Cash Flows from Investing Activities:
Net cash provided by investing activities			(104,000)	(421,000)	(1,786,000)	(2,258,000)
Cash Flows from Financing Activities:
Net cash (used in) provided by financing activities			14,333,000	3,562,000	13,462,000	50,768,000
Net Change in Cash			(5,510,000)	(15,545,000)	(20,637,000)	25,813,000
Cash - Beginning of period			9,664,000	30,301,000	30,301,000	4,488,000
Cash - End of period	4,154,000	14,756,000	4,154,000	14,756,000	9,664,000	30,301,000
MedTech Acquisition Corp
Cash Flows from Operating Activities:
Net (loss) income			(1,443,136)	5,222,964	5,539,079	4,767,283
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liabilities	(265,334)	(2,388,000)	(530,668)	(5,837,332)	(5,837,332)	(7,744,000)
Interest earned on marketable securities held in Trust Account	(212,338)	(314,714)	(369,371)	(371,914)	(3,018,726)	(63,997)
Changes in operating assets and liabilities:
Prepaid expenses			148,850	127,750	118,671	348,200
Income taxes payable			2,840	28,202	27,854
Due to stockholders			(48,135)		48,135
Accounts payable and accrued expenses			1,227,300	(292,372)	385,325	954,400
Net cash used in operating activities			(1,012,320)	(1,122,702)	(2,736,994)	(1,738,114)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(425,418)		(78,136)
Cash withdrawn from Trust Account to pay franchise and income taxes			67,000	91,000	905,000	60,000
Cash withdrawn from Trust Account in connection with redemptions			8,479,333		232,371,273
Net cash provided by investing activities			8,120,915	91,000	233,198,137	60,000
Cash Flows from Financing Activities:
Proceeds from promissory note - related party			629,222	400,000	400,000	544,000
Proceeds from convertible promissory note - related party			159,000	500,000	1,341,000
Proceeds from extension note			218,239		82,741
Capital Contribution by Sponsor			25,000
Investment pursuant to the business combination agreement			289,689
Redemptions of common stock			(8,479,333)		(232,371,273)
Net cash (used in) provided by financing activities			(7,158,183)	900,000	(230,508,464)	544,000
Net Change in Cash			(49,588)	(131,702)	(47,321)	(1,134,114)
Cash - Beginning of period			153,563	200,884	200,884	1,334,998
Cash - End of period	$ 103,975	$ 69,182	103,975	$ 69,182	153,563	$ 200,884
Supplemental disclosure of cash flow information:
Cash paid for income taxes			$ 67,000		$ 543,000